Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Expenses by nature [abstract]
Other research and development expense	$ 17.2
Depreciation expense of tangible assets	9.8
Depreciation, right-of-use assets	$ 6.7